Indirect taxes, charges and contributions payable	12 Months Ended
Dec. 31, 2022
Indirect Taxes Charges And Contributions Payable
Indirect taxes, charges and contributions payable

22.       Indirect taxes, charges and contributions payable

	2022	2021

Indirect taxes, charges and contributions payable	2,097,468	1,421,955

Value added tax on goods and services - ICMS	222,120	303,721
ANATEL’s taxes and fees (i)	1,798,967	1,042,933
Imposto sobre Serviço (Service tax) - ISS	65,664	66,075
Other	10,717	9,226

Current portion	(2,093,734)	(1,418,682)
Non-current portion	3,734	3,273

(i)	In 2020, to minimize the impacts of the pandemic, Provisional Act 952, dated April 15, 2020, was enacted, authorizing the postponement of payment of taxes, such as TFF, Condecine and CFRP, in the amount of R$ 790 million, to August 31, 2020. In the third quarter of 2020, the Company made a partial payment in the amount of R$ 300 million referring to CFRP and Condecine, but due to a preliminary injunction in court, there was no need to pay the Fistel (TFF), which remains outstanding until the final and unappealable decision.

In 2021, there was the partial payment of fees of approximately R$ 300 million related to CFRP and Condecine and the remaining amount of R$ 480 million related to 2021 Fistel (TFF) remains suspended, with no defined date for payment based on injunction also issued by the Regional Court of the 1st Region.

During 2021, there was the recognition of R$ 51.2 million in default interest on Fistel (TFF) amounts related to fiscal years 2020 and 2021 with suspended payment by preliminary injunction.

In 2022, there was the partial payment of fees of approximately R$ 300 million related to CFRP and Condecine and the remaining amount of R$ 482.2 million related to 2022 Fistel (TFF) remains suspended, with no defined date for payment based on injunction also issued by the Regional Court of the 1st Region.

In 2022, there was the recognition of R$ 163.0 million in default interest on Fistel (TFF) amounts related to fiscal years 2020, 2021 and 2022 with suspended payment by preliminary injunction.